Notes payable	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Notes payable

13. Notes payable

Notes payable consists of the following:

	December 31, 2021	December 31, 2020
	$	$
Short-term notes	549	49,647
Notes payable	300,000	335,000
	300,549	384,647

Short-term notes

The short-term notes represent notes outstanding that the Company assumed on acquisition of Prismic. The notes have matured, are due on demand and accrue interest at a rate of 10% per annum. The notes are held by former Directors and Shareholders of Prismic.

Notes payable

The notes payable represent notes outstanding that the Company assumed on acquisition of Prismic. The notes have matured and are due on demand. The notes accrue interest at a rate of 20% per annum. The notes are held by former Directors and Shareholders of Prismic.

During the year ended December 31, 2021, the Company settled notes payables in the amount of $84,098, accrued interest of $45,346, and $201,695 of other Prismic related liabilities with cash of $290,246. A gain of $49,904 was recognized on settlement as the value of the consideration was less than the carrying value of the notes payable, accrued interest and other related Prismic liabilities.